Dividends on ordinary capital - Narrative (Details) € in Millions	3 Months Ended					12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 £ / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 £ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 £ / shares	Dec. 31, 2020 £ / shares
Unilever N.V.
Disclosure of Dividends [Line Items]
Dividend declared and paid during the year						£ 1.48
Unilever PLC
Disclosure of Dividends [Line Items]
Dividend declared and paid during the year							£ 1.45
Dividend declared | €	€ 1,137		€ 1,137		€ 1,125
Dividends declared per ordinary share		£ 0.36		£ 0.38		£ 1.46	£ 1.48